Federal Home Loan Bank Advances - Additional Information (Detail) (USD $)				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Other Federal Home Loan Bank Advances
Debt Instrument [Line Items]
Federal Home Loan Bank advances	$ 132,231,000	$ 142,730,000	$ 80,967,000	$ 1,000,000
Maturity date				Sep. 01, 2015
Debt instrument repayment, initial strike date				Mar. 01, 2013
Federal home loan bank advances, fixed interest rate				4.13%
Strike rate				6.75%
LIBOR rate				0.31%
Federal home loan bank advances (FHLB), Interest rate range from		0.15%
Federal home loan bank advances (FHLB), Interest rate range to		4.13%
Federal home loan bank advances (FHLB), Weighted average interest rate		1.34%